CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Loss before tax	$ (39,905)	$ (15,407)	$ (46,545)
Adjustments reconciling loss before tax to operating cash flows:
Depreciation and amortization	19,000	17,326	15,802
Net finance (income)/expense	(10,371)	(15,164)	1,893
Loss on disposal of assets	159	465	502
Share based payment expense	11,060	7,907	2,524
Other	(515)	233	0
Changes in working capital:
(Increase) in inventories	(19,569)	(18,934)	(10,158)
(Increase) in trade receivable	(7,791)	(13,867)	(12,172)
(Increase) in other receivables	(3,126)	(1,950)	(6,105)
(Decrease)/increase in trade payables	11,759	(751)	3,014
Increase in other current liabilities	4,745	7,643	2,039
Interest received	6,388	1,159	98
Interest paid	(858)	(531)	(2,312)
Other finance income	578	508	0
Tax received/(paid)	(1,538)	1,297	(2,266)
Cash flow used in operating activities	(29,984)	(30,066)	(53,686)
Investing activities
Purchase of intangible assets	(2,268)	(1,378)	(4,325)
Purchase of property, plant and equipment	(18,991)	(7,173)	(10,482)
Proceeds from sale of property, plant and equipment	10	0	144
Acquisition of subsidiaries, net of cash acquired	0	0	0
Investments in other non-current financial assets	(1,376)	(162)	(297)
Repayment of other non-current financial assets	191	0	0
Cash flow used in investing activities	(22,434)	(8,713)	(14,960)
Financing activities
Proceeds from issue of share capital	100,260	24	264,706
Share issue costs	(5,081)	0	(19,484)
Proceeds from interest-bearing loans and borrowings	0	0	2,312
Repayment of interest-bearing loans and borrowings	0	0	(65,627)
Payment of principal portion of lease liability	(2,683)	(2,908)	(2,845)
Cash flow (used in)/from financing activities	92,496	(2,884)	179,062
Net cash flow during the period	40,078	(41,663)	110,416
Cash at bank and in hand at the beginning of the Period	75,109	118,096	8,655
Net foreign exchange difference	5,770	(1,324)	(975)
Cash at bank and in hand at the end of the period	$ 120,957	$ 75,109	$ 118,096